HIGHLAND FUNDS I

Supplement dated December 1, 2018 to the Summary Prospectuses for

Highland Long/Short Equity Fund and Highland Merger Arbitrage Fund,

and the Highland Funds I Prospectus,

each dated October 31, 2018, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectus and should be read in conjunction with the Summary Prospectuses and Prospectus.

Effective immediately, Jonathan Lamensdorf will no longer serve as a portfolio manager for the Highland Long/Short Equity Fund (“Long/Short Equity Fund”) or the Highland Merger Arbitrage Fund (“Merger Arbitrage Fund”). All references to Mr. Lamensdorf contained in the Long/Short Equity Fund Summary Prospectus, Merger Arbitrage Fund Summary Prospectus and Highland Funds I Prospectus are hereby deleted.

Effective immediately, James Dondero and Michael McLochlin have been added as portfolio managers for the Long/Short Equity Fund.

Effective immediately, Bradford Heiss, Michael McLochlin and Eric Fritz have been added as portfolio managers for the Merger Arbitrage Fund.

Portfolio Management

Effective immediately, the sub-section entitled “Portfolio Management” within the summary section of the Prospectus for the Long/Short Equity Fund is hereby deleted in its entirety and replaced with the following:

Highland Capital Management Fund Advisors, L.P. serves as the investment adviser to the Fund. The primary individual portfolio managers for the Fund are:

Portfolio Managers	Portfolio Manager Experience in this Fund	Title with Adviser
Bradford Heiss	Less than one year	Managing Director
James Dondero	Less than one year	President and Co-Founder
Michael McLochlin	Less than one year	Managing Director

Effective immediately, the sub-section entitled “Portfolio Management” within the summary section of the Prospectus for the Merger Arbitrage Fund is hereby deleted in its entirety and replaced with the following:

Highland Capital Management Fund Advisors, L.P. serves as the investment adviser to the Fund. The primary individual portfolio managers for the Fund are:

Portfolio Managers	Portfolio Manager Experience in this Fund	Title with Adviser
James Dondero	3 years(1)	President and Co-Founder
Bradford Heiss	Less than one year	Managing Director
Michael McLochlin	Less than one year	Managing Director
Eric Fritz	Less than one year	Equity Associate

(1)	Includes experience in managing the Predecessor Fund.

Portfolio Manager Biographies

Effective immediately, the following paragraphs are added to the section entitled “Highland Long/Short Equity Fund” under the heading “Management of the Funds – About the Funds’ Portfolio Managers – Portfolio Manager Biographies” beginning on page 61 the Prospectus:

Mr. Dondero is a founder and President of Highland. Formerly, Mr. Dondero served as Chief Investment Officer of Protective Life’s GIC subsidiary and helped grow the business from concept to over $2 billion between 1989 and 1993. His portfolio management experience includes investments in mortgage-backed securities, investment grade corporate bonds, leveraged bank loans, emerging markets, derivatives, preferred stocks and common stocks. From 1985 to 1989, he managed approximately $1 billion in fixed income funds for American Express. Prior to American Express, he completed his financial training at Morgan Guaranty Trust Company. Mr. Dondero is a Beta Gamma Sigma graduate of the University of Virginia (1984) with degrees in Accounting and Finance. Mr. Dondero has earned the right to use the Chartered Financial Analyst designation. Mr. Dondero is a Certified Public Accountant and a Certified Management Accountant. Mr. Dondero currently serves as Chairman for NexBank and serves on the Board of Directors of American Banknote Corporation, Texmark Timber Treasury, L.P., Cornerstone Healthcare Group and Metro-Goldwyn-Mayer.

Mr. McLochlin is a Managing Director of HCMFA’s dedicated equity funds. Prior to his current position, he was a Director of equity investments and a portfolio manager of the Highland Long/Short Equity Fund. Prior to joining HCMFA in July 2009, Mr. McLochlin spent five years as the Sector Manager responsible for Technology and Telecom at Ranger Investments, an asset management firm with approximately $2 billion in assets under management. Prior to Ranger, Mr. McLochlin spent three years as a Senior Analyst for private equity firms Dubilier & Company and Saunders, Karp & Megrue, where he focused on analyzing, structuring and executing leveraged buyouts of middle market companies. Mr. McLochlin began his career as an investment banking analyst with Morgan Stanley. Mr. McLochlin received an M.B.A. from the University of Texas at Austin and a B.A. from Princeton University.

Effective immediately, the following paragraphs are added to the section entitled “Highland Merger Arbitrage Fund” under the heading “Management of the Funds – About the Funds’ Portfolio Managers – Portfolio Manager Biographies” on page 62 the Prospectus:

Mr. Heiss is a Managing Director at HCMFA. Prior to his current position, he served as a Director of equity investments. Before joining Highland Capital Management, L.P. (“Highland”) in July 2013, Mr. Heiss spent three years as a Senior Analyst and Partner at Varna Capital where he was a Generalist covering multiple sectors for the long/short equity hedge fund. Prior to Varna, Mr. Heiss spent three years as an Analyst at Maverick Capital where he covered the U.S. Financial Services sector for the $10 billion long/short equity hedge fund. Mr. Heiss began his career at Goldman Sachs in New York, first as a Senior Analyst in the Finance Division and later as an Investment Banking Analyst in the Financial Institutions Group. Mr. Heiss holds a B.B.A. in Finance from the University of Miami and has earned the right to use the Chartered Financial Analyst designation.

Mr. McLochlin is a Managing Director of HCMFA’s dedicated equity funds. Prior to his current position, he was a Director of equity investments and a portfolio manager of the Highland Long/Short Equity Fund. Prior to joining HCMFA in July 2009, Mr. McLochlin spent five years as the Sector Manager responsible for Technology and Telecom at Ranger Investments, an asset management firm with approximately $2 billion in assets under management. Prior to Ranger, Mr. McLochlin spent three years as a Senior Analyst for private equity firms Dubilier & Company and Saunders, Karp & Megrue, where he focused on analyzing, structuring and executing leveraged buyouts of middle market companies. Mr. McLochlin began his career as an investment banking analyst with Morgan Stanley. Mr. McLochlin received an M.B.A. from the University of Texas at Austin and a B.A. from Princeton University.

Mr. Fritz is an Equity Associate at HCMFA. Prior to joining Highland in July 2013, Mr. Fritz worked as an investment banking analyst for Citigroup Global Markets Inc. (“Citi”). While at Citi, Mr. Fritz advised on and executed capital markets and M&A transactions in the metals & mining, heavy equipment and diversified industrials sectors. Mr. Fritz received a B.B.A. in Finance and Mathematics from the University of Notre Dame.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE.

HFI-PRO-SUPP-1218

HIGHLAND FUNDS I

Supplement dated December 1, 2018 to the

Highland Funds I Statement of Additional Information,

dated October 31, 2018, as supplemented from time to time

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and should be read in conjunction with the SAI.

Effective immediately, Jonathan Lamensdorf will no longer serve as a portfolio manager for the Highland Long/Short Equity Fund (“Long/Short Equity Fund”) or the Highland Merger Arbitrage Fund (“Merger Arbitrage Fund”). All references to Mr. Lamensdorf contained in the SAI are hereby deleted.

Effective immediately, James Dondero and Michael McLochlin have been added as portfolio managers for the Long/Short Equity Fund.

Effective immediately, Bradford Heiss, Michael McLochlin and Eric Fritz have been added as a portfolio manager for the Merger Arbitrage Fund.

Information Regarding Portfolio Managers

Effective immediately, the last sentence stating “All information is provided as of June 30, 2018” of the first paragraph under the section entitled “INFORMATION REGARDING PORTFOLIO MANAGERS” beginning on page 59 is deleted.

Effective immediately, the fifth paragraph under the section entitled “INFORMATION REGARDING PORTFOLIO MANAGERS” beginning on page 59 is deleted in its entirety and replaced with the following:

The portfolio managers of Long/Short Equity Fund are Bradford Heiss, James Dondero and Michael McLochlin.

Effective immediately, the eleventh paragraph under the section entitled “INFORMATION REGARDING PORTFOLIO MANAGERS” beginning on page 59 is deleted in its entirety and replaced with the following:

The portfolio managers of Merger Arbitrage Fund are James Dondero, Bradford Heiss, Michael McLochlin and Eric Fritz.

Effectively immediately, the following information replaces the tables appearing on pages 61, 62, and 63 in the section entitled “INFORMATION REGARDING PORTFOLIO MANAGERS”:

Long/Short Equity Fund

As of September 30, 2018, Bradford Heiss managed the following client accounts:

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

As of September 30, 2018, James Dondero managed the following client accounts:

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	12	$2,795.90	1	$100.53
Other Pooled Investment Vehicles:	2	$780.49	2	$780.49
Other Accounts:	0	$0	0	$0

As of September 30, 2018, Michael McLochlin managed the following client accounts:

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	1	$148.07	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

Merger Arbitrage Fund

As of September 30, 2018, James Dondero managed the following client accounts:

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	11	$2,756.90	1	$100.53
Other Pooled Investment Vehicles:	2	$780.49	2	$780.49
Other Accounts:	0	$0	0	$0

As of September 30, 2018, Bradford Heiss managed the following client accounts:

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	1	$354.01	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

As of September 30, 2018, Michael McLochlin managed the following client accounts:

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	1	$148.07	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

As of September 30, 2018, Eric Fritz managed the following client accounts:

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

Ownership of Securities

Effective immediately, the first paragraph and table under the section entitled “Ownership of Securities” on page 69 are deleted in their entirety and replaced with the following:

The following table sets forth the dollar range of equity securities of the Funds beneficially owned by each portfolio manager. This information is provided as of November 30, 2018, unless otherwise noted.

Name of Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager
Bradford Heiss	Long/Short Equity Fund	$100,001 - $500,000
James Dondero[2]	Long/Short Equity Fund	$100,001 - $500,000
Michael McLochlin	Long/Short Equity Fund	$50,001 - $100,000
James Dondero[2]	Long/Short Healthcare Fund	Over $1,000,000[1]
Andrew Hilgenbrink	Long/Short Healthcare Fund	$10,001 - $50,000[1]
James Dondero[2]	Merger Arbitrage Fund	Over $1,000,000[1]
Bradford Heiss	Merger Arbitrage Fund	$10,001 - $50,000
Michael McLochlin	Merger Arbitrage Fund	None
Eric Fritz	Merger Arbitrage Fund	$10,001 - $50,000
James Dondero[2]	Opportunistic Credit Fund	Over $1,000,000[1]
Trey Parker	Opportunistic Credit Fund	None[1]

[1]	As of June 30, 2018.
[2]

Mr. Dondero controls HCM. Through his control of HCM, Mr. Dondero may be viewed as having voting and dispositive power over all of the shares of the common stock of Long/Short Equity Fund, Long/Short Healthcare Fund, Merger Arbitrage Fund, and Opportunistic Credit Fund directly owned by HCM.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE.

HFI-SAI-SUPP-1218